STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF OPERATIONS
Revenue	$ 162,392	$ 85,126	$ 119,872	$ 50,778
Costs and Expenses [Abstract]
Cost of revenue	8,806	3,835	5,713	2,112
Research and development	13,253	7,803	11,241	7,547
Sales and marketing	172,381	77,942	111,370	51,689
General and administrative	24,336	11,991	16,376	14,975
Total costs and expenses	218,776	101,571	144,700	76,323
Loss from operations	(56,384)	(16,445)	(24,828)	(25,545)
Interest expense, net	(1,297)	(2,127)	(2,497)	(2,190)
Other income (expense), net	(20,749)	3,653	3,720	(45)
Loss before income taxes	(78,430)	(14,919)	(23,605)	(27,780)
Provision for income taxes	(100)	0	0
Net loss	78,530	14,919	(23,605)	(27,780)
Remeasurement of redeemable convertible preferred stock	(865,952)	(62,519)	(62,519)	(18,798)
Net loss attributable to common stockholders - Basic and diluted	$ (945,635)	$ (77,438)	$ (86,124)	$ (46,578)
Net Loss Per Share
Net loss per share attributable to common stockholders - basic and diluted	$ (6.64)	$ (0.58)	$ (0.64)	$ (0.36)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares outstanding - basic and diluted	142,475,767	134,316,073	135,124,756	129,930,282